Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense

The following table reconciles income tax expense by statutory rate to the Company’s actual income tax expense:

	For the Year Ended December 31,
	2025	2024	2023
Income tax benefit computed based on PRC statutory income tax rate	$(3,153,351)	$(2,078,144)	$(1,631,581)
Effect of favorable income tax rate in certain entity in PRC	(10,230)	-	-
Non-PRC entities not subject to PRC tax (1)	2,675,379	1,768,565	1,596,505
Research & Development (“R&D”) tax credit (2)	(84,079)	-	-
Non-deductible expenses - permanent difference (2)	28,915	1,393	243
Change in valuation allowance	543,366	308,186	34,833
Effective tax (benefit) expense	$-	$-	$-

(1)	Represents the tax losses incurred from operations outside of China.

(2)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

Schedule of Loss Before Income Tax Provision

The breakdown of the Company’s loss before income tax provision is as follows:

	For the Year Ended December 31,
	2025	2024	2023
Loss before income tax expense from China	$(1,866,060)	$(1,238,315)	$(140,301)
Loss before income tax expense from outside of China	(10,747,341)	(7,074,261)	(6,386,021)
Total loss before income tax provision	$(12,613,401)	$(8,312,576)	$(6,526,322)

Schedule of Deferred Tax Assets	Due to continuous losses incurred, the Company provided full allowance on the deferred tax assets as of December 31, 2025 and 2024.
Deferred tax asset	As of December 31 2025	As of December 31 2024
Allowance for credit loss	$1,049,306	$28,051
Tax loss carried forwards	226,516	414,904
Lease liability	35,933	-
Net of deferred tax liability	(43,957)	-
Deferred tax assets	1,267,798	442,955
Valuation allowance	(1,267,798)	(442,955)
Deferred tax assets, net	$-	$-

Deferred tax liability	As of December 31 2025	As of December 31 2024
Deferred tax liability	43,957	-
Net deferred tax liability to deferred tax assets	(43,957)	-
Deferred tax liability, net	$-	$-

Schedule of Taxes Payable

The Company’s taxes payable consist of the following:

	As of December 31,	As of December 31,
	2025	2024
VAT tax payable	$79,217	$71,796
Corporate income tax payable	177,831	170,370
Land use tax and other taxes payable	12,941	7,462
Total	$269,989	$249,628